Fair value measurement - Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets:
Securities held-to-maturity	$ 34,805	$ 33,302
Liabilities:
Long-term debt	387	371
Estimated fair value
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	95,042	67,988
Interest-bearing deposits with banks	14,832	14,168
Federal funds sold and securities purchased under resale agreements	30,182	46,795
Securities held-to-maturity	34,805	33,302
Loans	54,194	55,142
Other financial assets	6,063	7,247
Total assets	235,118	224,642
Liabilities:
Noninterest-bearing deposits	57,630	70,783
Interest-bearing deposits	200,846	165,914
Federal funds purchased and securities sold under repurchase agreements	11,401	14,243
Payables to customers and broker-dealers	18,758	19,731
Commercial paper	3,959	1,939
Borrowings	917	3,584
Long-term debt	27,858	28,347
Total liabilities	321,369	304,541
Estimated fair value | Level 1
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	0	0
Interest-bearing deposits with banks	0	0
Federal funds sold and securities purchased under resale agreements	0	0
Securities held-to-maturity	4,630	5,512
Loans	0	0
Other financial assets	4,830	5,864
Total assets	9,460	11,376
Liabilities:
Noninterest-bearing deposits	0	0
Interest-bearing deposits	0	0
Federal funds purchased and securities sold under repurchase agreements	0	0
Payables to customers and broker-dealers	0	0
Commercial paper	0	0
Borrowings	0	0
Long-term debt	0	0
Total liabilities	0	0
Estimated fair value | Level 2
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	95,042	67,988
Interest-bearing deposits with banks	14,832	14,168
Federal funds sold and securities purchased under resale agreements	30,182	46,795
Securities held-to-maturity	30,175	27,790
Loans	54,194	55,142
Other financial assets	1,233	1,383
Total assets	225,658	213,266
Liabilities:
Noninterest-bearing deposits	57,630	70,783
Interest-bearing deposits	200,846	165,914
Federal funds purchased and securities sold under repurchase agreements	11,401	14,243
Payables to customers and broker-dealers	18,758	19,731
Commercial paper	3,959	1,939
Borrowings	917	3,584
Long-term debt	27,858	28,347
Total liabilities	321,369	304,541
Estimated fair value | Level 3
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	0	0
Interest-bearing deposits with banks	0	0
Federal funds sold and securities purchased under resale agreements	0	0
Securities held-to-maturity	0	0
Loans	0	0
Other financial assets	0	0
Total assets	0	0
Liabilities:
Noninterest-bearing deposits	0	0
Interest-bearing deposits	0	0
Federal funds purchased and securities sold under repurchase agreements	0	0
Payables to customers and broker-dealers	0	0
Commercial paper	0	0
Borrowings	0	0
Long-term debt	0	0
Total liabilities	0	0
Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	95,042	67,988
Interest-bearing deposits with banks	14,811	14,148
Federal funds sold and securities purchased under resale agreements	30,182	46,795
Securities held-to-maturity	34,483	33,982
Loans	53,718	55,161
Other financial assets	6,063	7,247
Total assets	234,299	225,321
Liabilities:
Noninterest-bearing deposits	57,630	70,783
Interest-bearing deposits	201,836	167,995
Federal funds purchased and securities sold under repurchase agreements	11,401	14,243
Payables to customers and broker-dealers	18,758	19,731
Commercial paper	3,959	1,939
Borrowings	917	3,584
Long-term debt	27,114	28,792
Total liabilities	$ 321,615	$ 307,067